DAVIS INTERNATIONAL SERIES, INC.,
SECURITIES ACT OF 1933-FILE NUMBER #33-86578
RULE 24f-2 NOTICE (INVESTMENT COMPANY ACT OF 1940)

Davis International Series, Inc. hereby files its Rule 24f-2 notice in respect to payment of the filing fee due for the shares of common stock sold as described below:

NAME AND ADDRESS OF ISSUER
--------------------------
Davis International Series, Inc.
124 East Marcy Street
Santa Fe, New Mexico  87501

FISCAL YEAR FOR WHICH NOTICE FILED
----------------------------------
October 1, 1994 through September 30, 1995 (hereinafter referred to as the "fiscal period").

NUMBER OF SHARES (hereinafter referred to as "shares")  REGISTERED OTHER
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THAN UNDER RULE 24f-2 AND REMAINING UNSOLD OF SEPTEMBER 30,1995.
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None

NUMBER OF SHARES REGISTERED DURING THE FISCAL PERIOD UNDER THE
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SECURITIES ACT OF 1933 OTHER THAN UNDER 24f-2
---------------------------------------------
None

NUMBER OF SHARES SOLD DURING THE FISCAL PERIOD
----------------------------------------------
1,361,025

NUMBER OF SHARES SOLD DURING THE FISCAL PERIOD PURSUANT TO
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REGISTRATION UNDER RULE 24f-2
-----------------------------
1,361,025

CALCULATION OF FEE
------------------
     (A)     Shares Sold pursuant to 24f-2     Aggregate Sales Price
	         -----------------------------     ---------------------
                   1,361,025                       $14,619,863

     (B)     Shares Redeemed                   Aggregate Redemption Price
	         ---------------                   --------------------------
                (58,210)                               ($684,286)

     Net aggregate sales price:  (A)   minus   (B)   equals   =   $13,935,577
     Fee Due:   (1/29 of 1% of   $13,935,577  equals   $4,805.37)

Executed this 7th day of November   , 1995
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By:  /s/ Carl R. Luff
     -------------------------------------
     Carl R. Luff, Treasurer

Exhibit:  Opinion of Counsel dated October 5, 1995
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